INVESTMENTS IN ASSOCIATES AND JOINT VENTURES - Interests in Associates (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Disclosure of associates [line items]
Operating profit	$ 519	$ 810	$ 1,497	[1]
Taxation	(173)	(312)	(625)	[1]
Profit (loss) for the year	316	646	1,009	[1],[2]
Total comprehensive profit (loss) for the year, net of tax	242	541	1,133	[2]
Immaterial associates
Disclosure of associates [line items]
Revenue	31	36	29
Operating profit	(14)	(16)	(6)
Taxation	(3)	(2)	0
Profit (loss) for the year	14	18	23
Total comprehensive profit (loss) for the year, net of tax	$ 14	$ 18	$ 23

[1]	Comparative periods have been retrospectively restated, where indicated, due to the initial application of the amendment to IAS 16 "Property, Plant and Equipment - Proceeds before Intended Use" on 1 January 2022. Refer to note 1.
[2]	The (Accumulated losses) Retained earnings balances have been restated, where indicated, due to the initial application of the amendment to IAS 16 “Property, Plant and Equipment - Proceeds before Intended Use” on 1 January 2022. Refer to note 1.